Risk Lose Money [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	87 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Multi-Sector Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	1.19%	3.05%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.62%
C000202583 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.87%	0.92%	2.94%
Performance Inception Date			Oct. 10, 2018
C000202583 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.45%	(0.09%)	1.91%
Performance Inception Date			Oct. 10, 2018
C000202583 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	0.26%	1.82%
Performance Inception Date			Oct. 10, 2018